Commitments	12 Months Ended
Jun. 30, 2022
Commitments [Abstract]
Commitments

Note 26. Commitments

(i)	Research projects and license commitments

The Group has entered into research and development contracts and intellectual property license agreements with various third parties in respect of services for the Phase 3 wet AMD clinical trial and the clinical grade manufacture of OPT‑302. Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2022	2021	2020

	US$	US$	US$
Within one year	39,947,900	26,377,778	7,660,325
After one year but not more than five years	8,007,202	2,347,060	293,815
After more than five years	45,000	—	75,000
	48,000,102	28,724,838	8,029,140

Currently, the biggest Research contract has a 60 day termination clause and all commitments have been limited to a six month commitment.

(ii)	Commercial commitments
	2022	2021	2020

	US$	US$	US$
Within one year	507,874	—	—
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	507,874	—	—

Currently, the biggest contract has a 60 day termination clause and all commitments have been limited to a twelve month commitment.